UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07177
Name of Fund:
BlackRock Mid-Cap Value Series, Inc.
BlackRock Mid-Cap Value Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Mid-Cap Value Series, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Mid-Cap Value Fund
Institutional Shares | MARFX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.74%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.97%	27.58%	11.67%	9.16%
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Institutional Shares | MARFX
Semi-Annual Shareholder Report — October 31, 2024
MARFX-10/24-SAR

BlackRock Mid-Cap Value Fund
Investor A Shares | MDRFX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	0.99%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.84%	27.20%	11.38%	8.87%
Investor A Shares (with sales charge)	2.18	20.52	10.18	8.28
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Investor A Shares | MDRFX
Semi-Annual Shareholder Report — October 31, 2024
MDRFX-10/24-SAR

BlackRock Mid-Cap Value Fund
Investor C Shares | MCRFX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$91	1.74%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	7.42%	26.23%	10.55%	8.20%
Investor C Shares (with sales charge)	6.42	25.23	10.55	8.20
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Investor C Shares | MCRFX
Semi-Annual Shareholder Report — October 31, 2024
MCRFX-10/24-SAR

BlackRock Mid-Cap Value Fund
Class K Shares | MJRFX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$36	0.69%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.99%	27.59%	11.72%	9.20%
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Class K Shares | MJRFX
Semi-Annual Shareholder Report — October 31, 2024
MJRFX-10/24-SAR

BlackRock Mid-Cap Value Fund
Class R Shares | MRRFX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65	1.24%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	7.73%	26.87%	11.11%	8.58%
Russell 1000® Index	13.95	38.07	15.00	12.75
Russell Midcap® Value Index	10.79	34.03	9.93	8.43
Key Fund statistics
Net Assets	$1,050,910,637
Number of Portfolio Holdings	103
Portfolio Turnover Rate	28%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	16.1%
Financials	14.1%
Health Care	12.8%
Information Technology	9.0%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Utilities	7.3%
Communication Services	6.9%
Materials	6.8%
Energy	4.7%
Real Estate	2.5%
Short-Term Securities	5.5%
Liabilities in Excess of Other Assets	(1.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	2.7%
First Citizens BancShares, Inc., Class A	2.5%
Kraft Heinz Co.	2.3%
Baxter International, Inc.	2.2%
L3Harris Technologies, Inc.	2.2%
Fidelity National Information Services, Inc.	2.0%
SS&C Technologies Holdings, Inc.	2.0%
Western Digital Corp.	1.9%
Sealed Air Corp.	1.9%
HP, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Class R Shares | MRRFX
Semi-Annual Shareholder Report — October 31, 2024
MRRFX-10/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Mid-Cap Value Series, Inc.
• BlackRock Mid-Cap Value Fund
BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
L3Harris Technologies, Inc.	92,583	$ 22,911,515
Automobile Components — 1.0%
Aptiv PLC(a)(b)	178,521	10,145,348
Automobiles — 1.4%
General Motors Co.	292,907	14,867,959
Banks — 3.6%
Citigroup, Inc.	77,609	4,980,169
Citizens Financial Group, Inc.	146,630	6,176,056
First Citizens BancShares, Inc., Class A	13,611	26,369,271
		37,525,496
Beverages — 1.3%
Constellation Brands, Inc., Class A	21,697	5,041,081
Keurig Dr. Pepper, Inc.	140,087	4,615,867
Pernod Ricard SA	28,471	3,552,285
		13,209,233
Building Products — 2.2%
Allegion PLC	79,790	11,141,078
Johnson Controls International PLC	166,471	12,576,884
		23,717,962
Capital Markets — 0.8%
Onex Corp.	115,836	8,337,763
Chemicals — 1.4%
Air Products and Chemicals, Inc.	20,009	6,213,395
International Flavors & Fragrances, Inc.	81,561	8,109,610
		14,323,005
Communications Equipment — 0.6%
Ciena Corp.(a)	105,903	6,725,900
Consumer Finance — 0.6%
Discover Financial Services	40,912	6,072,568
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp.	65,848	5,270,474
Dollar Tree, Inc.(a)	143,248	9,259,551
		14,530,025
Containers & Packaging — 2.8%
Crown Holdings, Inc.	109,726	10,264,868
Sealed Air Corp.	543,129	19,650,407
		29,915,275
Electric Utilities — 5.0%
American Electric Power Co., Inc.	96,190	9,498,763
Edison International	81,191	6,690,138
Entergy Corp.	91,056	14,093,648
Exelon Corp.	241,334	9,484,426
PG&E Corp.	623,292	12,602,964
		52,369,939
Electrical Equipment — 1.4%
Acuity Brands, Inc.	14,027	4,217,778
Sensata Technologies Holding PLC	311,729	10,704,774
		14,922,552
Electronic Equipment, Instruments & Components — 2.7%
Avnet, Inc.	228,660	12,395,659
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Flex Ltd.(a)	233,289	$ 8,088,130
Keysight Technologies, Inc.(a)	54,745	8,157,552
		28,641,341
Entertainment — 2.4%
Electronic Arts, Inc.	120,351	18,154,948
Warner Bros Discovery, Inc., Class A(a)	850,855	6,917,451
		25,072,399
Financial Services — 4.8%
Cannae Holdings, Inc.	611,899	12,146,195
Fidelity National Information Services, Inc.	239,115	21,455,789
Global Payments, Inc.	52,609	5,456,080
SPDR S&P Software & Services ETF	38,013	6,309,398
Voya Financial, Inc.	69,451	5,576,915
		50,944,377
Food Products — 3.1%
Kraft Heinz Co.	706,080	23,625,437
Lamb Weston Holdings, Inc.	113,599	8,825,506
		32,450,943
Ground Transportation — 0.6%
Lyft, Inc., Class A(a)	452,255	5,865,747
Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	655,819	23,412,738
Koninklijke Philips NV(a)	345,254	9,083,221
		32,495,959
Health Care Providers & Services — 6.6%
Cardinal Health, Inc.	261,742	28,404,242
CVS Health Corp.	314,676	17,766,607
Fulgent Genetics, Inc.(a)	115,331	2,473,850
Humana, Inc.	15,375	3,964,136
Labcorp Holdings, Inc.	71,545	16,331,577
		68,940,412
Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.	139,245	7,219,853
Industrial REITs — 0.5%
STAG Industrial, Inc.	130,343	4,859,187
Insurance — 4.3%
American International Group, Inc.	172,381	13,080,270
Assurant, Inc.	25,851	4,955,637
Fidelity National Financial, Inc., Class A	233,663	14,059,503
First American Financial Corp.	41,788	2,680,700
Willis Towers Watson PLC	34,907	10,548,546
		45,324,656
Interactive Media & Services(a) — 1.1%
Reddit, Inc., Class A	50,729	6,051,969
Yelp, Inc.	150,620	5,142,167
		11,194,136
IT Services — 1.4%
Cognizant Technology Solutions Corp., Class A	197,664	14,743,758
Leisure Products — 1.8%
Hasbro, Inc.	171,579	11,260,730
Mattel, Inc.(a)	385,471	7,855,899
		19,116,629
Life Sciences Tools & Services(a) — 1.4%
Avantor, Inc.	198,274	4,435,389
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Fortrea Holdings, Inc.	298,812	$ 5,026,018
ICON PLC	23,552	5,231,135
		14,692,542
Machinery — 3.6%
CNH Industrial NV	573,042	6,435,262
Fortive Corp.	141,230	10,088,059
Komatsu Ltd.	211,300	5,469,561
Middleby Corp.(a)	38,662	5,014,461
Westinghouse Air Brake Technologies Corp.	59,701	11,222,594
		38,229,937
Marine Transportation — 0.5%
AP Moller - Maersk A/S, Class B	3,451	5,458,665
Media — 2.2%
Fox Corp., Class A	230,622	9,686,124
WPP PLC	1,320,587	13,880,593
		23,566,717
Metals & Mining — 2.6%
Barrick Gold Corp.	268,727	5,191,806
Norsk Hydro ASA	934,650	5,801,699
Teck Resources Ltd., Class B(a)	108,864	5,064,969
U.S. Steel Corp.	290,756	11,295,871
		27,354,345
Multi-Utilities — 2.3%
Dominion Energy, Inc.	174,174	10,368,578
Sempra	165,924	13,833,084
		24,201,662
Oil, Gas & Consumable Fuels — 4.7%
BP PLC, ADR	177,791	5,219,944
Enterprise Products Partners LP	351,195	10,065,249
Hess Corp.	77,798	10,462,275
Kosmos Energy Ltd.(a)	2,480,979	9,328,481
Suncor Energy, Inc.	386,316	14,591,155
		49,667,104
Personal Care Products — 0.4%
Puig Brands SA, Class B(a)	172,497	3,978,946
Pharmaceuticals — 0.7%
Bayer AG, Class N, Registered Shares	265,399	7,151,684
Professional Services — 5.5%
Dun & Bradstreet Holdings, Inc.	1,157,809	13,766,349
Genpact Ltd.	155,825	5,947,840
Leidos Holdings, Inc.	68,240	12,498,839
Robert Half, Inc.	62,400	4,250,064
SS&C Technologies Holdings, Inc.	299,799	20,964,944
		57,428,036
Residential REITs — 0.6%
Mid-America Apartment Communities, Inc.	40,943	6,196,314
Semiconductors & Semiconductor Equipment — 0.5%
ON Semiconductor Corp.(a)	72,544	5,113,627
Specialized REITs — 1.4%
Crown Castle, Inc.	141,562	15,216,499
Technology Hardware, Storage & Peripherals — 3.8%
HP, Inc.	542,756	19,278,693
Western Digital Corp.(a)	311,621	20,351,968
		39,630,661
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.4%
Gildan Activewear, Inc.	112,443	$ 5,498,463
Swatch Group AG	55,743	11,438,631
Tapestry, Inc.	184,305	8,745,272
		25,682,366
Tobacco — 1.6%
British American Tobacco PLC, ADR	473,794	16,573,314
Wireless Telecommunication Services — 1.2%
Telephone and Data Systems, Inc.	276,503	8,225,964
Vodafone Group PLC	5,047,995	4,694,210
		12,920,174
Total Common Stocks — 94.2% (Cost: $862,923,998)		989,506,530
Investment Companies
Biotechnology — 1.0%
SPDR S&P Biotech ETF(b)	111,133	10,783,235
Total Investment Companies — 1.0% (Cost: $7,674,036)		10,783,235
Preferred Securities
Preferred Stocks — 0.5%
Household Products — 0.5%
Henkel AG & Co. KGaA	58,254	5,044,383
		5,044,383
Total Preferred Securities — 0.5% (Cost: $4,323,344)		5,044,383
Total Long-Term Investments — 95.7% (Cost: $874,921,378)		1,005,334,148
Short-Term Securities
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	13,359,313	13,368,664
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(c)(d)	44,628,810	44,628,810
Total Short-Term Securities — 5.5% (Cost: $57,995,185)		57,997,474
Total Investments — 101.2% (Cost: $932,916,563)		1,063,331,622
Liabilities in Excess of Other Assets — (1.2)%		(12,420,985)
Net Assets — 100.0%		$ 1,050,910,637

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Mid-Cap Value Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 31,759,125	$ —	$ (18,397,462)(a)	$ 2,137	$ 4,864	$ 13,368,664	13,359,313	$ 82,389 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,836,555	9,792,255 (a)	—	—	—	44,628,810	44,628,810	934,516	—
				$ 2,137	$ 4,864	$ 57,997,474		$ 1,016,905	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 22,911,515	$ —	$ —	$ 22,911,515
Automobile Components	10,145,348	—	—	10,145,348
Automobiles	14,867,959	—	—	14,867,959
Banks	37,525,496	—	—	37,525,496
Beverages	9,656,948	3,552,285	—	13,209,233
Building Products	23,717,962	—	—	23,717,962
Capital Markets	8,337,763	—	—	8,337,763
Chemicals	14,323,005	—	—	14,323,005
Communications Equipment	6,725,900	—	—	6,725,900
Consumer Finance	6,072,568	—	—	6,072,568
Consumer Staples Distribution & Retail	14,530,025	—	—	14,530,025
Containers & Packaging	29,915,275	—	—	29,915,275
Electric Utilities	52,369,939	—	—	52,369,939
Electrical Equipment	14,922,552	—	—	14,922,552
Electronic Equipment, Instruments & Components	28,641,341	—	—	28,641,341
Entertainment	25,072,399	—	—	25,072,399
Financial Services	50,944,377	—	—	50,944,377
Food Products	32,450,943	—	—	32,450,943
Ground Transportation	5,865,747	—	—	5,865,747
Health Care Equipment & Supplies	23,412,738	9,083,221	—	32,495,959
Health Care Providers & Services	68,940,412	—	—	68,940,412
Hotels, Restaurants & Leisure	7,219,853	—	—	7,219,853
Industrial REITs	4,859,187	—	—	4,859,187
Insurance	45,324,656	—	—	45,324,656
Interactive Media & Services	11,194,136	—	—	11,194,136
IT Services	14,743,758	—	—	14,743,758
Leisure Products	19,116,629	—	—	19,116,629
Life Sciences Tools & Services	14,692,542	—	—	14,692,542
Machinery	32,760,376	5,469,561	—	38,229,937
Marine Transportation	—	5,458,665	—	5,458,665
Media	9,686,124	13,880,593	—	23,566,717
Metals & Mining	21,552,646	5,801,699	—	27,354,345
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Multi-Utilities	$ 24,201,662	$ —	$ —	$ 24,201,662
Oil, Gas & Consumable Fuels	49,667,104	—	—	49,667,104
Personal Care Products	—	3,978,946	—	3,978,946
Pharmaceuticals	—	7,151,684	—	7,151,684
Professional Services	57,428,036	—	—	57,428,036
Residential REITs	6,196,314	—	—	6,196,314
Semiconductors & Semiconductor Equipment	5,113,627	—	—	5,113,627
Specialized REITs	15,216,499	—	—	15,216,499
Technology Hardware, Storage & Peripherals	39,630,661	—	—	39,630,661
Textiles, Apparel & Luxury Goods	14,243,735	11,438,631	—	25,682,366
Tobacco	16,573,314	—	—	16,573,314
Wireless Telecommunication Services	8,225,964	4,694,210	—	12,920,174
Investment Companies	10,783,235	—	—	10,783,235
Preferred Securities
Preferred Stocks	—	5,044,383	—	5,044,383
Short-Term Securities
Money Market Funds	57,997,474	—	—	57,997,474
	$987,777,744	$75,553,878	$—	$1,063,331,622
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 8.6%
CF Industries Holdings, Inc.	51,160	$ 4,206,887
Corteva, Inc.	70,436	4,290,961
Nutrien Ltd.	132,239	6,305,155
		14,803,003
Construction Materials — 1.7%
CRH PLC	30,281	2,889,716
Containers & Packaging — 13.6%
Avery Dennison Corp.	16,183	3,350,366
DS Smith PLC	592,372	4,164,763
Graphic Packaging Holding Co.	94,410	2,668,027
Packaging Corp. of America	28,884	6,612,703
Smurfit WestRock PLC	129,148	6,651,122
		23,446,981
Energy Equipment & Services — 1.1%
Saipem SpA(a)	827,642	1,967,796
Food Products — 1.0%
Bunge Global SA	21,578	1,812,984
Metals & Mining — 33.5%
Anglo American PLC	164,940	5,113,209
ArcelorMittal SA, ADR	45,705	1,125,257
Barrick Gold Corp.	193,749	3,743,231
BHP Group Ltd., Class DI	199,083	5,531,036
First Quantum Minerals Ltd.(a)	95,272	1,230,971
Freeport-McMoRan, Inc.	69,055	3,108,856
Glencore PLC	1,152,338	6,043,596
Newmont Corp.	98,982	4,497,742
Norsk Hydro ASA	978,893	6,076,331
Nucor Corp.	10,339	1,466,484
Polyus PJSC(a)(b)	23,064	2
Rio Tinto PLC	97,081	6,274,152
Stelco Holdings, Inc.	13,283	649,959
Teck Resources Ltd., Class B	115,581	5,373,361
Vale SA, ADR	80,070	856,749
Wheaton Precious Metals Corp.	102,515	6,767,015
		57,857,951
Security	Shares	Value
Oil, Gas & Consumable Fuels — 33.5%
Cameco Corp.	69,121	$ 3,612,054
Canadian Natural Resources Ltd.	107,438	3,653,671
Cheniere Energy, Inc.	11,631	2,225,941
ConocoPhillips	31,490	3,449,415
Diamondback Energy, Inc.	8,039	1,421,054
Eni SpA	223,433	3,403,596
Exxon Mobil Corp.	105,117	12,275,563
Gazprom PJSC(a)(b)	1,253,804	129
Hess Corp.	20,481	2,754,285
Neste OYJ	69,953	1,123,166
Permian Resources Corp., Class A	64,465	878,658
Shell PLC	420,635	14,043,881
TotalEnergies SE	123,875	7,773,855
Tourmaline Oil Corp.	28,100	1,295,464
		57,910,732
Paper & Forest Products — 1.0%
Mondi PLC	112,284	1,818,238
Total Long-Term Investments — 94.0% (Cost: $135,713,196)		162,507,401
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(c)(d)	9,269,936	9,269,936
Total Short-Term Securities — 5.4% (Cost: $9,269,936)		9,269,936
Total Investments — 99.4% (Cost: $144,983,132)		171,777,337
Other Assets Less Liabilities — 0.6%		1,050,012
Net Assets — 100.0%		$ 172,827,349

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 2,243,083	$ —	$ (2,243,285)(b)	$ 202	$ —	$ —	—	$ 698 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	642,408	8,627,528 (b)	—	—	—	9,269,936	9,269,936	69,262	—
				$ 202	$ —	$ 9,269,936		$ 69,960	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 14,803,003	$ —	$ —	$ 14,803,003
Construction Materials	2,889,716	—	—	2,889,716
Containers & Packaging	19,282,218	4,164,763	—	23,446,981
Energy Equipment & Services	—	1,967,796	—	1,967,796
Food Products	1,812,984	—	—	1,812,984
Metals & Mining	28,819,625	29,038,324	2	57,857,951
Oil, Gas & Consumable Fuels	31,566,105	26,344,498	129	57,910,732
Paper & Forest Products	—	1,818,238	—	1,818,238
Short-Term Securities
Money Market Funds	9,269,936	—	—	9,269,936
	$108,443,587	$63,333,619	$131	$171,777,337
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
October 31, 2024

	BlackRock Mid-Cap Value Fund	BlackRock Natural Resources Trust
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 1,005,334,148	$ 162,507,401
Investments, at value — affiliated(c)	57,997,474	9,269,936
Foreign currency, at value(d)	7,646	—
Receivables:
Investments sold	—	1,212,073
Securities lending income — affiliated	6,836	328
Capital shares sold	1,255,894	69,566
Dividends — unaffiliated	1,332,253	183,529
Dividends — affiliated	176,123	29,823
Prepaid expenses	65,910	41,390
Total assets	1,066,176,284	173,314,046
LIABILITIES
Collateral on securities loaned	13,365,260	—
Payables:
Accounting services fees	58,481	17,304
Capital shares redeemed	872,978	184,682
Custodian fees	10,654	9,442
Investment advisory fees	583,238	89,948
Directors’ and Officer’s fees	2,691	2,253
Other accrued expenses	28,500	21,460
Professional fees	50,090	82,420
Service and distribution fees	95,372	23,800
Transfer agent fees	198,383	55,388
Total liabilities	15,265,647	486,697
Commitments and contingent liabilities
NET ASSETS	$ 1,050,910,637	$ 172,827,349
NET ASSETS CONSIST OF
Paid-in capital	$ 869,567,772	$ 142,293,836
Accumulated earnings	181,342,865	30,533,513
NET ASSETS	$ 1,050,910,637	$ 172,827,349
(a) Investments, at cost—unaffiliated	$874,921,378	$135,713,196
(b) Securities loaned, at value	$12,536,588	$—
(c) Investments, at cost—affiliated	$57,995,185	$9,269,936
(d) Foreign currency, at cost	$7,679	$—
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
October 31, 2024

	BlackRock Mid-Cap Value Fund	BlackRock Natural Resources Trust
NET ASSET VALUE
Institutional
Net assets	$ 589,651,395	$ 83,074,977
Shares outstanding	24,370,540	2,543,368
Net asset value	$ 24.20	$ 32.66
Shares authorized	2 billion	Unlimited
Par value	$0.10	$0.10
Investor A
Net assets	$ 299,894,127	$ 82,240,822
Shares outstanding	13,281,952	2,731,918
Net asset value	$ 22.58	$ 30.10
Shares authorized	40 million	Unlimited
Par value	$0.10	$0.10
Investor C
Net assets	$ 21,027,521	$ 7,511,550
Shares outstanding	1,333,671	391,008
Net asset value	$ 15.77	$ 19.21
Shares authorized	40 million	Unlimited
Par value	$0.10	$0.10
Class K
Net assets	$ 108,751,175	N/A
Shares outstanding	4,493,336	N/A
Net asset value	$ 24.20	N/A
Shares authorized	2 billion	N/A
Par value	$0.10	N/A
Class R
Net assets	$ 31,586,419	N/A
Shares outstanding	1,740,623	N/A
Net asset value	$ 18.15	N/A
Shares authorized	40 million	N/A
Par value	$0.10	N/A
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended October 31, 2024

	BlackRock Mid-Cap Value Fund	BlackRock Natural Resources Trust
INVESTMENT INCOME
Dividends — unaffiliated	$12,026,232	$2,964,002
Dividends — affiliated	934,516	69,262
Securities lending income — affiliated — net	82,389	698
Foreign taxes withheld	(201,496)	(144,116)
Foreign withholding tax claims	48,338	126,701
Total investment income	12,889,979	3,016,547
EXPENSES
Investment advisory	3,507,844	549,523
Transfer agent — class specific	669,235	135,850
Service and distribution — class specific	566,147	148,077
Accounting services	79,045	22,726
Registration	56,630	29,007
Professional	29,935	42,999
Custodian	21,867	9,707
Printing and postage	20,516	11,776
Directors and Officer	7,329	3,925
Miscellaneous	14,182	8,486
Total expenses excluding interest expense	4,972,730	962,076
Interest expense — unaffiliated	—	48
Total expenses	4,972,730	962,124
Less:
Fees waived and/or reimbursed by the Manager	(13,948)	(1,026)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(402,992)	—
Total expenses after fees waived and/or reimbursed	4,555,790	961,098
Net investment income	8,334,189	2,055,449
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	53,874,578	8,848,361
Investments — affiliated	2,137	202
Foreign currency transactions	(10,170)	26,464
	53,866,545	8,875,027
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	20,217,189	(8,759,446)
Investments — affiliated	4,864	—
Foreign currency translations	6,760	10,177
	20,228,813	(8,749,269)
Net realized and unrealized gain	74,095,358	125,758
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,429,547	$2,181,207
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock Mid-Cap Value Fund		BlackRock Natural Resources Trust
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,334,189	$18,882,060	$2,055,449	$6,469,568
Net realized gain (loss)	53,866,545	53,572,537	8,875,027	(957,995)
Net change in unrealized appreciation (depreciation)	20,228,813	47,365,750	(8,749,269)	(7,915,393)
Net increase (decrease) in net assets resulting from operations	82,429,547	119,820,347	2,181,207	(2,403,820)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(20,284,073)	(27,278,197)	(619,715)	(4,837,744)
Investor A	(10,407,446)	(10,430,980)	(598,956)	(4,088,766)
Investor C	(1,014,189)	(985,034)	(67,879)	(590,200)
Class K	(3,623,356)	(3,640,704)	—	—
Class R	(1,356,253)	(1,244,260)	—	—
Decrease in net assets resulting from distributions to shareholders	(36,685,317)	(43,579,175)	(1,286,550)	(9,516,710)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(95,828,387)	(183,778,489)	(18,254,539)	(87,029,301)
NET ASSETS
Total decrease in net assets	(50,084,157)	(107,537,317)	(17,359,882)	(98,949,831)
Beginning of period	1,100,994,794	1,208,532,111	190,187,231	289,137,062
End of period	$1,050,910,637	$1,100,994,794	$172,827,349	$190,187,231

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 02/01/20 to 04/30/20	Year Ended 01/31/20

Net asset value, beginning of period	$23.18	$21.61	$22.45	$24.28	$15.04	$18.62	$16.93
Net investment income(a)	0.20	0.38	0.32	0.27	0.20	0.04	0.28
Net realized and unrealized gain (loss)	1.62	2.02	(0.23)	0.42	9.40	(3.56)	2.16
Net increase (decrease) from investment operations	1.82	2.40	0.09	0.69	9.60	(3.52)	2.44
Distributions(b)
From net investment income	(0.16)	(0.38)	(0.22)	(0.22)	(0.19)	—	(0.28)
From net realized gain	(0.64)	(0.45)	(0.71)	(2.30)	(0.17)	(0.06)	(0.47)
Total distributions	(0.80)	(0.83)	(0.93)	(2.52)	(0.36)	(0.06)	(0.75)
Net asset value, end of period	$24.20	$23.18	$21.61	$22.45	$24.28	$15.04	$18.62
Total Return(c)
Based on net asset value	7.97%(d)	11.40%	0.82%	3.19%	64.97%	(18.89)%(d)	14.56%
Ratios to Average Net Assets(e)
Total expenses	0.82%(f)	0.82%	0.82%	0.84%	0.87%	0.95%(f)(g)	0.85%(h)
Total expenses after fees waived and/or reimbursed	0.74%(f)	0.74%	0.74%	0.75%	0.85%	0.85%(f)	0.85%
Net investment income	1.64%(f)	1.73%	1.53%	1.14%	1.07%	0.96%(f)	1.55%
Supplemental Data
Net assets, end of period (000)	$589,651	$653,046	$795,962	$415,032	$274,460	$100,473	$119,924
Portfolio turnover rate	28%	62%	91%	70%	83%	25%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.05%.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratio.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 02/01/20 to 04/30/20	Year Ended 01/31/20

Net asset value, beginning of period	$21.69	$20.28	$21.12	$23.00	$14.27	$17.67	$16.10
Net investment income(a)	0.16	0.30	0.25	0.20	0.17	0.03	0.22
Net realized and unrealized gain (loss)	1.51	1.89	(0.21)	0.39	8.89	(3.38)	2.06
Net increase (decrease) from investment operations	1.67	2.19	0.04	0.59	9.06	(3.35)	2.28
Distributions(b)
From net investment income	(0.14)	(0.33)	(0.17)	(0.17)	(0.16)	—	(0.24)
From net realized gain	(0.64)	(0.45)	(0.71)	(2.30)	(0.17)	(0.05)	(0.47)
Total distributions	(0.78)	(0.78)	(0.88)	(2.47)	(0.33)	(0.05)	(0.71)
Net asset value, end of period	$22.58	$21.69	$20.28	$21.12	$23.00	$14.27	$17.67
Total Return(c)
Based on net asset value	7.84%(d)	11.09%	0.61%	2.89%	64.61%	(18.95)%(d)	14.28%
Ratios to Average Net Assets(e)
Total expenses	1.08%(f)	1.09%	1.09%	1.14%	1.18%	1.28%(f)(g)	1.15%
Total expenses after fees waived and/or reimbursed	0.99%(f)	0.99%	0.99%	1.00%	1.10%	1.10%(f)	1.10%
Net investment income	1.38%(f)	1.48%	1.27%	0.89%	0.95%	0.79%(f)	1.31%
Supplemental Data
Net assets, end of period (000)	$299,894	$292,156	$280,978	$258,059	$224,765	$136,057	$172,946
Portfolio turnover rate	28%	62%	91%	70%	83%	25%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.38%.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Investor C
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 02/01/20 to 04/30/20	Year Ended 01/31/20

Net asset value, beginning of period	$15.40	$14.64	$15.54	$17.60	$11.01	$13.65	$12.59
Net investment income(a)	0.05	0.11	0.08	0.02	0.04	0.00 (b)	0.08
Net realized and unrealized gain (loss)	1.07	1.34	(0.18)	0.30	6.82	(2.61)	1.60
Net increase (decrease) from investment operations	1.12	1.45	(0.10)	0.32	6.86	(2.61)	1.68
Distributions(c)
From net investment income	(0.11)	(0.24)	(0.09)	(0.08)	(0.10)	—	(0.15)
From net realized gain	(0.64)	(0.45)	(0.71)	(2.30)	(0.17)	(0.03)	(0.47)
Total distributions	(0.75)	(0.69)	(0.80)	(2.38)	(0.27)	(0.03)	(0.62)
Net asset value, end of period	$15.77	$15.40	$14.64	$15.54	$17.60	$11.01	$13.65
Total Return(d)
Based on net asset value	7.42%(e)	10.29%	(0.15)%	2.14%	63.43%	(19.14)%(e)	13.47%
Ratios to Average Net Assets(f)
Total expenses	1.90%(g)	1.88%	1.92%	1.94%	2.00%	2.07%(g)(h)	1.99%
Total expenses after fees waived and/or reimbursed	1.74%(g)	1.74%	1.74%	1.75%	1.85%	1.85%(g)	1.85%
Net investment income	0.63%(g)	0.72%	0.53%	0.14%	0.29%	0.09%(g)	0.57%
Supplemental Data
Net assets, end of period (000)	$21,028	$21,116	$18,627	$16,315	$13,277	$10,610	$14,800
Portfolio turnover rate	28%	62%	91%	70%	83%	25%	56%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.18%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Class K
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 02/01/20 to 04/30/20	Year Ended 01/31/20

Net asset value, beginning of period	$23.18	$21.62	$22.45	$24.29	$15.04	$18.62	$16.92
Net investment income(a)	0.20	0.39	0.33	0.27	0.21	0.04	0.29
Net realized and unrealized gain (loss)	1.62	2.01	(0.22)	0.43	9.41	(3.56)	2.18
Net increase (decrease) from investment operations	1.82	2.40	0.11	0.70	9.62	(3.52)	2.47
Distributions(b)
From net investment income	(0.16)	(0.39)	(0.23)	(0.24)	(0.20)	—	(0.30)
From net realized gain	(0.64)	(0.45)	(0.71)	(2.30)	(0.17)	(0.06)	(0.47)
Total distributions	(0.80)	(0.84)	(0.94)	(2.54)	(0.37)	(0.06)	(0.77)
Net asset value, end of period	$24.20	$23.18	$21.62	$22.45	$24.29	$15.04	$18.62
Total Return(c)
Based on net asset value	7.99%(d)	11.41%	0.90%	3.21%	65.12%	(18.87)%(d)	14.72%
Ratios to Average Net Assets(e)
Total expenses	0.70%(f)	0.72%	0.72%	0.74%	0.77%	0.88%(f)(g)	0.77%(h)
Total expenses after fees waived and/or reimbursed	0.69%(f)	0.69%	0.69%	0.69%	0.77%	0.80%(f)	0.76%
Net investment income	1.68%(f)	1.76%	1.58%	1.15%	1.09%	1.08%(f)	1.59%
Supplemental Data
Net assets, end of period (000)	$108,751	$104,479	$85,998	$57,937	$20,098	$5,369	$6,516
Portfolio turnover rate	28%	62%	91%	70%	83%	25%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.99%.
(h)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended January 31, 2020, the expense ratio would have been 0.76%.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Class R
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 02/01/20 to 04/30/20	Year Ended 01/31/20

Net asset value, beginning of period	$17.59	$16.60	$17.47	$19.46	$12.13	$15.04	$13.80
Net investment income(a)	0.10	0.21	0.17	0.12	0.11	0.02	0.16
Net realized and unrealized gain (loss)	1.23	1.53	(0.20)	0.32	7.53	(2.89)	1.76
Net increase (decrease) from investment operations	1.33	1.74	(0.03)	0.44	7.64	(2.87)	1.92
Distributions(b)
From net investment income	(0.13)	(0.30)	(0.13)	(0.13)	(0.14)	—	(0.21)
From net realized gain	(0.64)	(0.45)	(0.71)	(2.30)	(0.17)	(0.04)	(0.47)
Total distributions	(0.77)	(0.75)	(0.84)	(2.43)	(0.31)	(0.04)	(0.68)
Net asset value, end of period	$18.15	$17.59	$16.60	$17.47	$19.46	$12.13	$15.04
Total Return(c)
Based on net asset value	7.73%(d)	10.84%	0.34%	2.64%	64.23%	(19.06)%(d)	14.05%
Ratios to Average Net Assets(e)
Total expenses	1.42%(f)	1.42%	1.44%	1.43%	1.43%	1.53%(f)(g)	1.46%
Total expenses after fees waived and/or reimbursed	1.24%(f)	1.24%	1.24%	1.25%	1.35%	1.35%(f)	1.35%
Net investment income	1.12%(f)	1.22%	1.03%	0.66%	0.74%	0.56%(f)	1.09%
Supplemental Data
Net assets, end of period (000)	$31,586	$30,197	$26,968	$27,686	$28,470	$20,844	$27,913
Portfolio turnover rate	28%	62%	91%	70%	83%	25%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.64%.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$32.46	$33.33	$36.90	$30.10	$19.31	$25.15	$33.01
Net investment income(a)	0.40	0.97	0.90	1.00	0.65	0.42	0.77
Net realized and unrealized gain (loss)	0.03	(0.53)	(0.84)	7.06	10.67	(5.51)	(4.08)
Net increase (decrease) from investment operations	0.43	0.44	0.06	8.06	11.32	(5.09)	(3.31)
Distributions(b)
From net investment income	(0.23)	(0.92)	(0.88)	(1.23)	(0.53)	(0.75)	(0.79)
From net realized gain	—	(0.39)	(2.75)	(0.03)	—	—	(3.76)
Total distributions	(0.23)	(1.31)	(3.63)	(1.26)	(0.53)	(0.75)	(4.55)
Net asset value, end of period	$32.66	$32.46	$33.33	$36.90	$30.10	$19.31	$25.15
Total Return(c)
Based on net asset value	1.32%(d)	1.55%	2.22%	27.57%	59.14%	(20.81)%(d)	(9.12)%
Ratios to Average Net Assets(e)
Total expenses	0.89%(f)	0.90%	0.83%	0.87%	0.94%	1.00%(f)(g)	0.91%
Total expenses after fees waived and/or reimbursed	0.89%(f)	0.90%	0.83%	0.87%	0.94%	1.00%(f)(g)	0.91%
Net investment income	2.41%(f)	3.07%	2.70%	2.99%	2.64%	2.48%(f)	2.86%
Supplemental Data
Net assets, end of period (000)	$83,075	$91,679	$168,185	$151,834	$78,010	$41,828	$44,732
Portfolio turnover rate	30%	58%	75%	84%	87%	49%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.03% and 1.02%.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$29.95	$30.86	$34.47	$28.19	$18.12	$23.63	$31.32
Net investment income(a)	0.33	0.79	0.74	0.85	0.53	0.37	0.64
Net realized and unrealized gain (loss)	0.03	(0.46)	(0.81)	6.60	10.00	(5.20)	(3.86)
Net increase (decrease) from investment operations	0.36	0.33	(0.07)	7.45	10.53	(4.83)	(3.22)
Distributions(b)
From net investment income	(0.21)	(0.85)	(0.79)	(1.14)	(0.46)	(0.68)	(0.71)
From net realized gain	—	(0.39)	(2.75)	(0.03)	—	—	(3.76)
Total distributions	(0.21)	(1.24)	(3.54)	(1.17)	(0.46)	(0.68)	(4.47)
Net asset value, end of period	$30.10	$29.95	$30.86	$34.47	$28.19	$18.12	$23.63
Total Return(c)
Based on net asset value	1.19%(d)	1.28%	1.96%	27.21%	58.61%	(20.99)%(d)	(9.37)%
Ratios to Average Net Assets(e)
Total expenses	1.14%(f)	1.17%	1.12%	1.17%	1.24%	1.26%(f)(g)	1.20%
Total expenses after fees waived and/or reimbursed	1.14%(f)	1.17%	1.12%	1.17%	1.24%	1.26%(f)(g)	1.19%
Net investment income	2.15%(f)	2.72%	2.41%	2.76%	2.35%	2.29%(f)	2.54%
Supplemental Data
Net assets, end of period (000)	$82,241	$90,335	$108,686	$107,589	$83,375	$58,276	$96,230
Portfolio turnover rate	30%	58%	75%	84%	87%	49%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.28%.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)
	Investor C
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$19.22	$20.27	$24.14	$20.12	$13.02	$17.10	$24.03
Net investment income(a)	0.14	0.39	0.34	0.44	0.26	0.17	0.35
Net realized and unrealized gain (loss)	0.02	(0.32)	(0.77)	4.64	7.15	(3.74)	(3.01)
Net increase (decrease) from investment operations	0.16	0.07	(0.43)	5.08	7.41	(3.57)	(2.66)
Distributions(b)
From net investment income	(0.17)	(0.73)	(0.69)	(1.03)	(0.31)	(0.51)	(0.51)
From net realized gain	—	(0.39)	(2.75)	(0.03)	—	—	(3.76)
Total distributions	(0.17)	(1.12)	(3.44)	(1.06)	(0.31)	(0.51)	(4.27)
Net asset value, end of period	$19.21	$19.22	$20.27	$24.14	$20.12	$13.02	$17.10
Total Return(c)
Based on net asset value	0.82%(d)	0.63%	1.16%	26.25%	57.31%	(21.45)%(d)	(10.06)%
Ratios to Average Net Assets(e)
Total expenses	1.86%(f)	1.89%	1.86%	1.92%	2.06%	2.08%(f)(g)	1.97%
Total expenses after fees waived and/or reimbursed	1.86%(f)	1.89%	1.86%	1.92%	2.06%	2.08%(f)(g)	1.97%
Net investment income	1.44%(f)	2.05%	1.67%	1.99%	1.62%	1.49%(f)	1.85%
Supplemental Data
Net assets, end of period (000)	$7,512	$8,174	$12,266	$12,955	$8,097	$6,316	$11,711
Portfolio turnover rate	30%	58%	75%	84%	87%	49%	75%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.10%.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Each of BlackRock Mid-Cap Value Series, Inc. (the “Corporation”) and BlackRock Natural Resources Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation and BlackRock Natural Resources Trust is organized as a Massachusetts business trust. BlackRock Mid-Cap Value Fund is a series of the Corporation.  The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Mid-Cap Value Fund	Mid-Cap Value	Diversified
BlackRock Natural Resources Trust	Natural Resources	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of the Corporation and the Board of Trustees of Natural Resources are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Mid-Cap Value
BMO Capital Markets Corp.	$ 421,013	$ (421,013)	$ —	$ —
Citigroup Global Markets, Inc.	10,217,453	(10,217,453)	—	—
Goldman Sachs & Co. LLC	1,898,122	(1,898,122)	—	—
	$ 12,536,588	$ (12,536,588)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Natural Resources and the Corporation, on behalf of Mid-Cap Value, each entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Mid-Cap Value	Natural Resources
First $1 billion	0.65%	0.60%
$1 billion — $3 billion	0.61	0.56
$3 billion — $5 billion	0.59	0.54
$5 billion — $10 billion	0.57	0.52
Greater than $10 billion	0.55	0.51
With respect to Natural Resources, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of Natural Resources for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Service and Distribution Fees:  The Funds entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Mid-Cap Value		Natural Resources
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	N/A	N/A
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Mid-Cap Value	$ 377,467	$ 108,755	$ 79,925	$ 566,147
Natural Resources	108,924	39,153	—	148,077
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid-Cap Value	$ 1,019	$ 4,822	$ 1,442	$ 366	$ 184	$ 7,833
Natural Resources	204	2,648	484	—	—	3,336
For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid-Cap Value	$ 396,067	$ 206,525	$ 23,352	$ 5,966	$ 37,325	$ 669,235
Natural Resources	66,439	64,873	4,538	—	—	135,850
Other Fees:  For the six months ended October 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Mid-Cap Value	$ 3,867
Natural Resources	569
For the six months ended October 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Mid-Cap Value	$ 580	$ 831
Natural Resources	—	22
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or Natural Resources Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Value	$ 13,802
Natural Resources	1,026
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended October 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
With respect to Mid-Cap Value, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Mid-Cap Value	0.74%	0.99%	1.74%	0.69%	1.24%
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of Mid-Cap Value.  For the six months ended October 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $146 which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager— class specific, in the Statements of Operations. For the six months ended October 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid-Cap Value	$ 228,371	$ 124,769	$ 17,463	$ 3,715	$ 28,674	$ 402,992
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Mid-Cap Value retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Mid-Cap Value, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, Natural Resources retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Natural Resources, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Mid-Cap Value	$ 19,500
Natural Resources	197
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

and restrictions. Mid-Cap Value is currently permitted to borrow under the Interfund Lending Program. Natural Resources is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
6.
 PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Mid-Cap Value	$ 292,328,698	$ 429,164,966
Natural Resources	54,160,902	80,356,003
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of April 30, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
Natural Resources	$ (2,887,607)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Value	$ 940,138,838	$ 183,538,876	$ (60,346,092)	$ 123,192,784
Natural Resources	149,286,538	37,797,554	(15,306,755)	22,490,799
8.
BANK BORROWINGS
Natural Resources and the Corporation, on behalf of Mid-Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended October 31, 2024, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.  Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk:    The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Value
Institutional
Shares sold	2,132,442	$ 50,972,947	9,481,795	$ 207,730,732
Shares issued in reinvestment of distributions	723,738	17,036,807	1,093,818	23,645,769
Shares redeemed	(6,663,689)	(158,979,545)	(19,229,276)	(421,751,736)
	(3,807,509)	$ (90,969,791)	(8,653,663)	$ (190,375,235)
Investor A
Shares sold and automatic conversion of shares	514,661	$ 11,499,775	1,976,895	$ 41,104,649
Shares issued in reinvestment of distributions	457,808	10,062,608	501,385	10,142,095
Shares redeemed	(1,160,574)	(25,890,266)	(2,864,783)	(59,015,470)
	(188,105)	$ (4,327,883)	(386,503)	$ (7,768,726)
Investor C
Shares sold	104,889	$ 1,649,198	519,606	$ 7,546,666
Shares issued in reinvestment of distributions	65,753	1,011,284	68,457	983,717
Shares redeemed and automatic conversion of shares	(208,502)	(3,291,156)	(488,958)	(7,237,542)
	(37,860)	$ (630,674)	99,105	$ 1,292,841
Class K
Shares sold	589,082	$ 14,057,125	2,130,009	$ 46,931,263
Shares issued in reinvestment of distributions	153,922	3,623,327	168,482	3,640,051
Shares redeemed	(756,696)	(18,008,606)	(1,769,873)	(38,986,126)
	(13,692)	$ (328,154)	528,618	$ 11,585,188
Class R
Shares sold	221,629	$ 3,991,523	404,374	$ 6,804,793
Shares issued in reinvestment of distributions	76,458	1,351,775	75,753	1,244,130
Shares redeemed	(274,028)	(4,915,183)	(387,843)	(6,561,480)
	24,059	$ 428,115	92,284	$ 1,487,443
	(4,023,107)	$ (95,828,387)	(8,320,159)	$ (183,778,489)

	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Natural Resources
Institutional
Shares sold	173,541	$ 5,638,143	677,355	$ 21,414,281
Shares issued in reinvestment of distributions	17,005	560,683	139,029	4,343,691
Shares redeemed	(471,584)	(15,260,461)	(3,038,187)	(94,864,658)
	(281,038)	$ (9,061,635)	(2,221,803)	$ (69,106,686)
Investor A
Shares sold and automatic conversion of shares	92,550	$ 2,778,432	320,030	$ 9,325,278
Shares issued in reinvestment of distributions	18,155	552,090	132,253	3,801,990
Shares redeemed	(395,102)	(11,873,260)	(958,383)	(27,655,913)
	(284,397)	$ (8,542,738)	(506,100)	$ (14,528,645)
Investor C
Shares sold	11,382	$ 219,808	28,970	$ 552,208
Shares issued in reinvestment of distributions	3,426	66,621	31,044	577,442
Shares redeemed and automatic conversion of shares	(49,124)	(936,595)	(239,710)	(4,523,620)
	(34,316)	$ (650,166)	(179,696)	$ (3,393,970)
	(599,751)	$ (18,254,539)	(2,907,599)	$ (87,029,301)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and BlackRock Natural Resources Trust is paid by the Corporation and BlackRock Natural Resources Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited(a)
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For BlackRock Natural Resources Trust.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Corporation
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

The Board of Trustees of BlackRock Natural Resources Trust (“Natural Resources Trust”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Natural Resources Trust Advisory Agreement”) between Natural Resources Trust and BlackRock Advisors, LLC (the “Manager”), Natural Resources Trust’s investment advisor. The Board of Trustees of Natural Resources Trust also considered the approval to continue the sub-advisory agreement (the “Natural Resources Trust Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to Natural Resources Trust.
The Board of Directors of BlackRock Mid-Cap Value Series, Inc. (the “Corporation”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Mid-Cap Value Fund Advisory Agreement”) between the Corporation, on behalf of BlackRock Mid-Cap Value Fund (the “Mid-Cap Value Fund”), and the Manager, the Mid-Cap Value Fund’s investment advisor.
Natural Resources Trust and the Mid-Cap Value Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Natural Resources Trust Advisory Agreement, the Natural Resources Trust Sub-Advisory Agreement and the Mid-Cap Value Fund Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Trustees of Natural Resources Trust and the Board of Directors of the Corporation are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 16, 2024 are referred to as the “April Meeting” and the meetings held on May 16-17, 2024 are referred to as the “May Meeting.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the pertinent Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the pertinent Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. Each Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. Each Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement[s]. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, each Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to each Board in response to specific questions from the Board. Among the matters each Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, each Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)

At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the pertinent Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.  Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, each Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to Natural Resources Trust facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, each Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. Each Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board of the Natural Resources Trust noted that for the one-, three- and five-year periods reported, Natural Resources Trust ranked in the third, first and second quartiles, respectively, against its Morningstar Category.
The Board of the Corporation noted that for the one-, three- and five-year periods reported, Mid-Cap Value Fund ranked in the third, second and first quartiles, respectively, against its Morningstar Category.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)

Each Board and BlackRock reviewed the applicable Fund’s underperformance relative to its Morningstar Category during the applicable period. Each Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the pertinent Fund, and that BlackRock has explained its rationale for this belief to the Boards.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Each Board received and reviewed statements relating to BlackRock’s financial condition. Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. Each Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. Each Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. Each Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. Each Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
Each Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. Each Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of the Corporation noted that Mid-Cap Value Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
The Board of the Natural Resources Trust noted that Natural Resources Trust’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Boards also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.
D.  Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Funds increase. The Boards considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. Each Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)

The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of each Board’s year-long deliberative process (i) the Board of the Natural Resources Trust, including the Independent Board Members, unanimously approved the continuation of the Natural Resources Trust Advisory Agreement between the Manager and Natural Resources Trust for a one-year term ending June 30, 2025, and the Natural Resources Trust Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to Natural Resources Trust for a one-year term ending June 30, 2025; and (ii) the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of the Mid-Cap Value Fund Advisory Agreement between the Manager and the Mid-Cap Value Fund for a one-year term ending June 30, 2025.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid-Cap Value Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid-Cap Value Series, Inc.

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid-Cap Value Series, Inc.

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Mid-Cap Value Series, Inc.

Date: December 20, 2024